FLEXSHARES TRUST

FlexShares iBoxx 3-Year Target Duration TIPS Index Fund

FlexShares iBoxx 5-Year Target Duration TIPS Index Fund

SUPPLEMENT DATED OCTOBER 27, 2017 TO

PROSPECTUS DATED MARCH 1, 2017, AS SUPPLEMENTED

The Board of Trustees of FlexShares Trust has approved a reduction in the contractual unitary management fee rate that each of the FlexShares iBoxx 3-Year Target Duration TIPS Index Fund and FlexShares iBoxx 5-Year Target Duration TIPS Index Fund (each a “Fund” and together, “Funds”) pay to its investment adviser, Northern Trust Investments, Inc., under the Funds’ investment advisory agreement, from the annual rate of 0.20% to 0.18% (expressed as a percentage of the Funds’ average daily net assets), effective November 1, 2017.

1.  FlexShares iBoxx 3-Year Target Duration TIPS Index Fund

Effective November 1, 2017, the information under “FUND SUMMARIES – Fees and Expenses of the Fund” and “FUND SUMMARIES – Example” on page 105 of the Prospectus is revised as follows:

Fees And Expenses Of The Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Under the Fund’s Investment Advisory Agreement, the Fund is responsible for the following expenses: interest expenses, brokerage commissions and other trading expenses, fees and expenses of the independent trustees and their independent legal counsel, taxes and other extraordinary costs such as litigation and other expenses not incurred in the ordinary course of business. You will also incur usual and customary brokerage commissions when buying or selling shares of the Fund in the secondary market, which are not reflected in the example that follows:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)(1)
Management Fees	0.18%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.01%
Total Annual Fund Operating Expenses	0.19%
Expense Reimbursement(2)	(0.01)%
Total Annual Fund Operating Expenses After Expense Reimbursement	0.18%

(1)	The expense information in the table has been restated to reflect current fees.
(2)	Northern Trust Investments, Inc. (“NTI” or “Investment Adviser”) has contractually agreed to reimburse the fees and expenses of the Trust’s independent trustees and their independent legal counsel until March 1, 2018. The Fund’s Board of Trustees may terminate the contractual arrangement at any time if it determines that it is in the best interest of the Fund and its shareholders.

Example

The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the expense reimbursement arrangement for one year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	$18
3 Years	$60
5 Years	$106
10 Years	$242

2.	FlexShares iBoxx 5-Year Target Duration TIPS Index Fund

Effective November 1, 2017, the information under “FUND SUMMARIES – Fees and Expenses of the Fund” and “FUND SUMMARIES – Example” on page 110 of the Prospectus is revised as follows:

Fees And Expenses Of The Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Under the Fund’s Investment Advisory Agreement, the Fund is responsible for the following expenses: interest expenses, brokerage commissions and other trading expenses, fees and expenses of the independent trustees and their independent legal counsel, taxes and other extraordinary costs such as litigation and other expenses not incurred in the ordinary course of business. You will also incur usual and customary brokerage commissions when buying or selling shares of the Fund in the secondary market, which are not reflected in the example that follows:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)(1)
Management Fees	0.18%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.01%
Total Annual Fund Operating Expenses	0.19%
Expense Reimbursement(2)	(0.01)%
Total Annual Fund Operating Expenses After Expense Reimbursement	0.18%

(1)	The expense information in the table has been restated to reflect current fees.
(2)	Northern Trust Investments, Inc. (“NTI” or “Investment Adviser”) has contractually agreed to reimburse the fees and expenses of the Trust’s independent trustees and their independent legal counsel until March 1, 2018. The Fund’s Board of Trustees may terminate the contractual arrangement at any time if it determines that it is in the best interest of the Fund and its shareholders.

Example

The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the expense reimbursement arrangement for one year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	$18
3 Years	$60
5 Years	$106
10 Years	$242

3. The section entitled “Description of Fund Management – Investment Adviser” beginning on page 169 of the Prospectus is supplemented to reflect the reduction in the contractual unitary management fee rate each Fund listed in the table below pays to NTI, under each Fund’s investment advisory agreement, at annual rates set forth in the table below (expressed as a percentage of each Fund’s respective average daily net assets).

NAME OF FUND	Unitary Management Fee (Prior to November 1, 2017)	Unitary Management Fee (Effective November 1, 2017)
FlexShares iBoxx 3-Year Target Duration TIPS Index Fund	0.20%	0.18%
FlexShares iBoxx 5-Year Target Duration TIPS Index Fund	0.20%	0.18%

Please retain this Supplement with your Prospectus for future reference.

FLEXSHARES TRUST

FlexShares iBoxx 3-Year Target Duration TIPS Index Fund

FlexShares iBoxx 5-Year Target Duration TIPS Index Fund

SUPPLEMENT DATED OCTOBER 27, 2017 TO

STATEMENT OF ADDITIONAL INFORMATION (“SAI”) DATED MARCH 1, 2017, AS

SUPPLEMENTED

The Board of Trustees (the “Board”) of FlexShares Trust (the “Trust”) approved a reduction in the contractual unitary management fee rate each Fund listed in the table below pays to its investment adviser, Northern Trust Investments, Inc. (“NTI”), under each Fund’s investment advisory agreement, at annual rates set forth in the table below (expressed as a percentage of each Fund’s respective average daily net assets). The reduced contractual unitary management fee is effective November 1, 2017.

NAME OF FUND	INVESTMENT ADVISORY FEE (Prior to November 1, 2017)	INVESTMENT ADVISORY FEE (Effective November 1, 2017)
FlexShares iBoxx 3-Year Target Duration TIPS Index Fund	0.20%	0.18%
FlexShares iBoxx 5-Year Target Duration TIPS Index Fund	0.20%	0.18%

Therefore, effective November 1, 2017, the section of the SAI entitled “MANAGEMENT OF THE TRUST – INVESTMENT ADVISER” is amended to reflect the above unitary management fee changes.

Please retain this Supplement with your SAI for future reference.